Investments - Disclosure of investment activity in associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of associates [Line items]
Balance	$ 5,361	$ 0
Balance	7,371	$ 5,361
Vizsla Royalties Corp [Member]
Disclosure of associates [Line items]
Balance	$ 5,361
Number of shares held in associate	11,518,624	11,518,624
Addition of an associate		$ 4,960
Share of loss of an associate	$ (3,221)	(1,002)
Deemed disposal gain	5,157	1,356
Effect of change in exchange rate	$ 74	$ 47
Number of shares held in associate	11,518,624	11,518,624
Value of common shares as per quoted market price	$ 26,209	$ 15,178	$ 4,960
Balance	$ 7,371	$ 5,361